Financial Instruments and Fair Value Measurements - Summary of Financial Instruments and Fair Value Measurements (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of fair value measurements of assets and liabilities [line items]
Commodity put options realized loss	$ 23.9
Commodity put options unrealized loss	5.9
Commodity Out Options [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Commodity Put Options Current	$ 0.1